Expense Example, No Redemption - PUTNAM MONEY MARKET FUND	Sep. 30, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 44
Expense Example, No Redemption, 3 Years	138
Expense Example, No Redemption, 5 Years	241
Expense Example, No Redemption, 10 Years	543
Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	43
Expense Example, No Redemption, 3 Years	135
Expense Example, No Redemption, 5 Years	235
Expense Example, No Redemption, 10 Years	533
Class R Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	43
Expense Example, No Redemption, 3 Years	135
Expense Example, No Redemption, 5 Years	235
Expense Example, No Redemption, 10 Years	$ 529